Net sales - Disaggregation of Revenue (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 749.2	SFr 567.7	SFr 1,475.8	SFr 1,075.9
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	432.3	370.0	869.7	699.7
Europe, Middle East and Africa ("EMEA")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	197.8	138.4	366.4	264.6
Asia-Pacific ("APAC")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	119.2	59.2	239.7	111.6
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	704.9	542.5	1,385.8	1,027.1
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	36.7	21.9	74.8	41.6
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	7.7	3.3	15.2	7.1
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	441.0	358.2	890.6	675.9
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 308.3	SFr 209.4	SFr 585.2	SFr 399.9